Cost of Sales	12 Months Ended
Dec. 31, 2020
Disclosure of cost of sales [text block] [Abstract]
Cost of Sales
20.	Cost of sales

This caption is made up as follows:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Beginning balance of goods and finished products, note 8(a)	22,133	16,832	27,386
Beginning balance of work in progress, note 8(a)	166,999	133,972	105,882
Consumption of miscellaneous supplies	295,688	284,298	249,709
Maintenance and third-party services	147,282	211,251	172,115
Depreciation and amortization	122,541	115,245	117,273
Shipping costs	113,054	123,989	107,221
Personnel expenses, note 23(b)	89,805	101,185	84,190
Costs of packaging	45,032	44,416	38,483
Other manufacturing expenses	45,637	63,750	44,751
Ending balance of goods and finished products, note 8(a)	(12,877)	(22,133)	(16,832)
Ending balance of work in progress, note 8(a)	(114,246)	(166,999)	(133,972)

	921,048	905,806	796,206